Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income for the year	$ 2,043	$ 2,059
Defined benefit pension plans:
Remeasurements	(159)	53
Related income tax recovery (expense)	40	(12)
Defined benefit pension plans	(119)	41
Equity investments measured at fair value through other comprehensive income (FVTOCI):
Increase (decrease) in fair value	737	(440)
Related income tax (expense) recovery	(104)	63
Equity investments measured at FVTOCI	633	(377)
Items that will not be reclassified to net income	514	(336)
Cash flow hedging derivative instruments:
Unrealized gain in fair value of derivative instruments	66	725
Reclassification to net income of loss (gain) on debt derivatives	458	(671)
Reclassification to net income or property, plant and equipment of gain on expenditure derivatives	(61)	(8)
Reclassification to net income for accrued interest	(46)	(43)
Related income tax expense	(29)	(65)
Cash flow hedging derivative instruments	388	(62)
Equity-accounted investments:
Share of other comprehensive (loss) income of equity-accounted investments, net of tax	(8)	14
Equity-accounted investments	(8)	14
Items that may subsequently be reclassified to net income	380	(48)
Other comprehensive income (loss) for the year	894	(384)
Comprehensive income for the year	$ 2,937	$ 1,675